                                                             File Nos. 333-09965
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 12

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

         --immediately upon filing pursuant to paragraph (b) of Rule 485 X_on September 1, 1999 pursuant to paragraph (b) of Rule 485
         --60 days after filing pursuant to paragraph (a) (1) of Rule 485 --on (date) pursuant to paragraph (a) (1) of Rule 485
         --this post-effective amendment designates a new effective date for --a previously filed post-effective amendment

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act").The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1999.

This Post-Effective Amendment No. 5 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of Separate Account KG of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 4 on April 27, 1999, and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF

                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.                           CAPTION IN PROSPECTUS
-----------------                           ---------------------
1...........................................Cover Page

2...........................................Special Terms

3...........................................Summary of Fees and Expenses; Summary of Contract Features

4...........................................Condensed Financial Information; Performance Information

5...........................................Description of the Companies, the Variable Accounts, Kemper Variable
                                            Series and Scudder Variable Life Investment Fund

6...........................................Charges and Deductions

7...........................................Description of the Contract

8...........................................Electing the Form of Annuity and the Annuity Date; Description of
                                            Variable Annuity Option; Annuity Benefit Payments

9...........................................Death Benefit

10..........................................Payments; Computation of Values; Distribution

11..........................................Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                                            Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12..........................................Federal Tax Considerations

13..........................................Legal Matters

14..........................................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.                           CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
----------------                            -----------------------------------------------

15..........................................Cover Page

16..........................................Table of Contents

17..........................................General Information and History

18..........................................Services

19..........................................Underwriters

20..........................................Underwriters

21..........................................Performance Information

22..........................................Annuity Benefit Payments

23..........................................Financial Statements

                               SEPARATE ACCOUNT KG
                              KEMPER GATEWAY ELITE

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

          THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED JUNE 25, 1999

                                  ***
A new Sub-Account is available under the Contract. The Sub-Account will invest exclusively in shares of the Kemper Index 500 Portfolio of the Kemper Variable Series. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. KEMPER GATEWAY ELITE VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "twenty-three" is substituted for the word "twenty-two" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-3 of the Profile, "Kemper Index 500" is added after Kemper Value+Growth to the listing of investment options.

Under "5. EXPENSES" in the Profile, the following is added to the table on pages P-4 and P-5:

                                             A              B              C            D           E
                                                                                          TOTAL ANNUAL
                                           TOTAL                                        EXPENSES AT END OF
                                           ANNUAL      TOTAL ANNUAL      TOTAL          ------------------
                                         INSURANCE      PORTFOLIO        ANNUAL
PORTFOLIO                                 CHARGES        EXPENSES       CHARGES        1 YEAR      10 YEARS
---------                                 -------        --------       -------        ------      --------
Kemper Index 500 Portfolio***......        1.44%          0.55%          1.99%          $81          $228

*** This portfolio commenced operations in September, 1999. Charges have been annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.

"KEMPER INDEX 500" is added after Kemper Value+Growth in the listing of Portfolios on page 1 of the Prospectus.

Under "UNDERLYING PORTFOLIO (OR PORTFOLIOS)" on page 7 of the Prospectus, the word "twenty-three" is substituted for the word "twenty-two" under "SPECIAL TERMS".

The following information on the Kemper Index 500 Portfolio is added to the Annual Portfolio Expenses table on pages 10 and 11 of the Prospectus:

                                           Management Fee            Other Expenses        Total Portfolio Expenses
                                        (after any voluntary           (after any             (after any waivers/
PORTFOLIO                                    waivers)                reimbursements)           reimbursements)
---------                               ---------------------       ----------------        -----------------------
Kemper Index 500***................             0.26%                     0.29%                    0.55%(3)

*** These portfolios commenced operations in September, 1999, therefore, other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(3) The investment manager for the Kemper Index 500 Portfolio has agreed to limit total operating expenses of the Portfolio to 0.55%. This limitation will be effective from the commencement of operations through April 30, 2000. Without taking into effect this expense cap, for the Kemper Index 500 Portfolio, management fees are estimated to be 0.45%; other expenses are estimated to be 0.29%; and total operating expenses are estimated to be 0.79%.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a) and (2)(b) on pages 12 through 15 of the Prospectus:

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)(a)                                       ------         -------         -------        --------
Kemper Index 500........................       $81           $108             $135           $228

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(1)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $84           $115             $148           $254

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)(a)                                       ------         -------         -------        --------
Kemper Index 500........................       $20            $62             $106           $228

                                             1 YEAR         3 YEARS         5 YEARS        10 YEARS
(2)(b)                                       ------         -------         -------        --------
Kemper Index 500........................       $22            $69             $118           $254

Under "WHAT IS THE KEMPER GATEWAY ELITE VARIABLE ANNUITY" on page 16 of the Prospectus, the number "23" is substituted for the number "22" in the second bullet.

Under "WHAT ARE MY INVESTMENT CHOICES?" on page 19 of the Prospectus, "Kemper Index 500" is inserted after Kemper Value+Growth.

Under "WHO ARE THE PORTFOLIO MANAGERS?" on page 20 of the Prospectus, the following is inserted as the fourth sentence in that paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "THE VARIABLE ACCOUNTS" on page 27 of the Prospectus, the first sentence of the first paragraph is amended to read as follows:

Each Company maintains a separate investment account called Separate Account KG (the "Variable Account") with 31 Sub-Accounts, of which 27 are available under this Contract.

The following summary of the investment objective of the Kemper Index 500(1) Portfolio is inserted as the fourteenth Portfolio summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 29 of the Prospectus:

         KEMPER INDEX 500 PORTFOLIO - seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the following is inserted as the last sentence in the first paragraph:

Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio.

Under "INVESTMENT MANAGEMENT SERVICES" on page 31 of the Prospectus, the third paragraph is amended to read as follows:

The Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman High Return Equity, Kemper-Dreman Financial Services and Kemper Global Blue Chip Portfolios each pay Scudder Kemper an investment management fee, payable monthly, at 1/12th of the following annual rates based on the average daily net assets of each Portfolio.

 Kemper Aggressive Growth
 Portfolio, Kemper Technology
 Growth Portfolio,
 Kemper-Dreman High Return      0.75% for the first $250 million, 0.72% for the next $750 million, 0.70%
 Equity Portfolio               for the next $1.5 billion, 0.68% for the next $2.5 billion, 0.65% for the
 and Kemper-Dreman Financial    next $2.5 billion, 0.64% for the next $2.5 billion, 0.63% for the next
 Services Portfolio...........  $2.5 billion and 0.62% over $12.5 billion.

 Kemper Global Blue Chip        1.00% for the first $250 million, 0.95% for the next $750 million and
 Portfolio....................  0.90% over $1 billion.

Kemper Index 500 Portfolio....  0.45% for the first $200 million, 0.42%
                                for the next $550 million, 0.40% for the
                                next $1.25 billion, 0.38% for the next
                                $3 billion, and 0.35% for amounts over $5 billion.

Under "INVESTMENT MANAGEMENT SERVICES" on page 32 of the Prospectus, the last sentence in the fourth paragraph is amended as follows:

A sub-advisory fee is payable monthly, at 1/12th of the annual rate of .24% of the first $250 million of each Portfolio's average daily net assets, .23% of average daily net assets between $250 million and $1 billion, .224% of average daily net assets between $1 billion and $2.5 billion, .218% of average daily net assets between $2.5 billion and $5 billion, .208% of average daily net assets between $5 billion and $7.5 billion, .205% of average daily net assets between $7.5 billion and $10 billion, .202% of average daily net assets between $10 billion and $12.5 billion and .198% of each Portfolio's average daily net assets over $12 billion.

-----------------------------

(1) "Standard & Poor's-registered trademark-," "S&P-registered trademark-" "S&P 500-registered trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Scudder Kemper Investments, Inc. The Kemper Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

Under "INVESTMENT MANAGEMENT SERVICES" on page 32 of the Prospectus, the following is inserted as the last sentence in the fourth paragraph:

Scudder Kemper also pays Bankers Trust Company a sub-advisory fee for its services to the Kemper Index 500 Portfolio. A sub-advisory fee is payable monthly at 1/12th of the following annual rates: 0.08% of the first $200 million of the Portfolio's average daily net assets, 0.05% of average daily net assets of the next $550 million, and 0.025% of average daily net assets over $750 million.

                                       ***

Under "(3) ANNUAL PORTFOLIO EXPENSES" on page 11 of the Prospectus, footnotes
(1) and (2) are amended to read as follows:

(1) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman Financial Services, Kemper-Dreman High Return Equity, Kemper International Growth and Income, Kemper Global Blue Chip and Kemper Global Income Portfolios of Kemper Variable Series to the levels set forth in the table above. Without taking into effect these expense caps, for the Aggressive Growth, Technology Growth, Financial Services, High Return Equity, International Growth and Income, Global Blue Chip and Global Income Portfolios of Kemper Variable Series management fees are estimated to be 0.75%, 0.75%, 0.75%, 0.75%, 1.00%, 1.00% and 0.75%, respectively; other expenses are estimated to be 0.28%, 0.29%, 0.97%, 0.45%, 18.54%, 11.32% and 0.33%,
         respectively; and total operating expenses are estimated to be 1.03%, 1.04%, 1.72%, 1.20%, 19.54%, 12.32%, and 1.08%, respectively. In addition, for Kemper International Growth and Income and Kemper Global Blue Chip Portfolios, the investment manager has agreed to limit its management fee to 0.70% and 0.85%, respectively, for such Portfolios for one year from May 1, 1999.

(2) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value+Growth Portfolio (0.84%), Kemper Contrarian Value Portfolio (0.80%), Kemper Small Cap Value Portfolio (0.84%), Kemper Horizon 5 Portfolio (0.97%), Kemper Horizon 10+ Portfolio (0.83%), Kemper Horizon 20+ Portfolio (0.93%), Kemper Investment Grade Bond Portfolio (0.80%), and Kemper Blue Chip Portfolio (0.95%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

Under "INVESTMENT MANAGEMENT SERVICES" on page 32 of the Prospectus, the fifth paragraph is amended to read as follows:

For its advisory services to the Scudder Global Discovery, Scudder Growth and Income, Scudder International and Scudder Capital Growth Portfolios, Scudder Kemper receives compensation monthly at the following annual rate for each
Portfolio:

                                                   PERCENT OF THE AVERAGE
                                                   DAILY NET ASSET VALUES
                         PORTFOLIO                    OF EACH PORTFOLIO
                         ---------                    -----------------
Scudder Global Discovery                                   0.975%
Scudder Growth and Income                                  0.475%
Scudder International
     First $500,000,000                                    0.875%
     Over $500,000,000                                     0.725%
Scudder Capital Growth
     First $500,000,000                                    0.475%
     Next $500,000,000                                     0.450%
     Over $1,000,000,000                                   0.425%

                                          ***

Under "DISTRIBUTION", the first sentence of the second paragraph is amended in its entirety to read as follows:

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.



Supplement Dated September 1, 1999

                               SEPARATE ACCOUNT KG
                              KEMPER GATEWAY ELITE
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
             ------------------------------------------------------

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

          THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED JUNE 25, 1999

                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

Currently, 27 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Kemper Variable Series ("KVS") or Scudder Variable Life Investment Fund ("Scudder VLIF"), open-end, registered management investment companies. Twenty-Three different portfolios of KVS are available under the Contract: the Kemper Aggressive Growth Portfolio, Kemper Technology Growth Portfolio, Kemper-Dreman Financial Services Portfolio, Kemper Small Cap Growth Portfolio, Kemper Small Cap Value Portfolio, Kemper-Dreman High Return Equity Portfolio, Kemper International Portfolio, Kemper International Growth and Income Portfolio, Kemper Global Blue Chip Portfolio, Kemper Growth Portfolio, Kemper Contrarian Value Portfolio, Kemper Blue Chip Portfolio, Kemper Value+Growth Portfolio, Kemper Index 500 Portfolio, Kemper Horizon 20+ Portfolio, Kemper Total Return Portfolio, Kemper Horizon 10+ Portfolio, Kemper High Yield Portfolio, Kemper Horizon 5 Portfolio, Kemper Global Income Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Government Securities Portfolio, and Kemper Money Market Portfolio. Four portfolios of Scudder VLIF are available under the Contract: the Scudder International Portfolio, Scudder Global Discovery Portfolio, Scudder Capital Growth Portfolio, and Scudder Growth and Income Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                                      * * *


Under UNDERWRITERS, the second sentence of the third paragraph is amended in its entirety to read as follows:

The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract.

                                      * * *

Footnote 14 under "Notes to Financial Statements" on page F-22 is deleted and replaced in its entirety with the following:

14. EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica Property & Casualty Companies, Inc., as well as several non-insurance subsidiaries, from FAFLIC to AFC. In addition, certain changes affected AFLIAC. SMAFCO transferred its ownership in AFLIAC to FAFLIC. Hence, AFLIAC became a wholly owned subsidiary of FAFLIC. Further, four non-insurance subsidiaries previously held by SMAFCO were contributed to AFLIAC. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

In 1998, the net income of the subsidiaries, which was reported in SMAFCO's results of operations, to be transferred to AFLIAC from SMAFCO pursuant to the aforementioned change in corporate structure was $18.8 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $16.8 million and $9.2 million, respectively.

On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 12, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.


Supplement Dated September 1, 1999

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B

          Financial Statements for Allmerica Financial Life Insurance and Annuity Company Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 27, 1999 in Post-Effective Amendment No. 4, and are incorporated by reference herein.

          Financial Statements Included in Part C
          None

(B) EXHIBITS

           EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

           EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

           EXHIBIT 3     (a)   Wholesaling Agreement was previously filed
                               on August 9, 1996 in Registrant's Initial
                               Registration Statement, and is incorporated by reference herein.

                         (b) Underwriting and Administrative Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                         (c) Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                         (d) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                         (e) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                         (f) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                         (g) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

           EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein. Policy Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein.

           EXHIBIT 5 Application Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein.

           EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and are incorporated by reference herein.

           EXHIBIT 7     Not Applicable.

           EXHIBIT 8     (a) BFDS Agreements for lockbox and mailroom
                             services were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                         (b) Form of Scudder Services Agreement was previously
                             filed on April 30, 1998 in Post-Effective
                             Amendment No. 2, and is incorporated by reference herein.

                         (c) Directors' Power of Attorney is filed herewith.

           EXHIBIT 9     Opinion of Counsel is filed herewith.

           EXHIBIT 10    Consent of Independent Accountants is filed herewith.

           EXHIBIT 11    None.

           EXHIBIT 12    None.

           EXHIBIT 13    Not Applicable.

           EXHIBIT 14    Not Applicable.

           EXHIBIT 15    (a) Participation  Agreement  with  Kemper was
                             previously filed on November 6, 1996 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

                         (b) Form of Participation Agreement with Scudder
                             Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

 NAME AND POSITION WITH COMPANY                                    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------                                    -----------------------------------------------
  Bruce C. Anderson                              Director (since 1996), Vice President (since 1984) and Assistant Secretary (since
   Director                                      1992) of First Allmerica

  Warren E. Barnes                               Vice President (since 1996) and Corporate Controller (since 1998) of First
   Vice President and                            Allmerica
   Corporate Controller

  Robert E. Bruce                                Director and Chief Information Officer (since 1997) and Vice President (since
   Director and Chief Information                1995) of First Allmerica; and Corporate Manager (1979 to 1995) of Digital
   Officer                                       Equipment Corporation

  Mary Eldridge                                  Secretary (since 1999) of Allmerica Financial; Secretary (since 1999) of Allmerica
    Secretary                                    Investments, Inc.; and Secretary (since 1999) of Allmerica Financial Investment
                                                 Management Services, Inc.

  John P. Kavanaugh                              Director and Chief Investment Officer (since 1996) and Vice President (since 1991)
   Director, Vice President and                  of First Allmerica; and Vice President (since 1998) of Allmerica Financial
   Chief Investment Officer                      Investment Management Services, Inc.

  John F. Kelly                                  Director (since 1996), Senior Vice President (since 1986), General Counsel (since
    Director, Vice President and                 1981) and Assistant Secretary (since 1991) of First Allmerica; Director (since
   General Counsel                               1985) of Allmerica Investments, Inc.; and Director (since 1990) of Allmerica
                                                 Financial Investment Management Services, Inc.

  J. Barry May                                   Director (since 1996) of First Allmerica; Director and President (since 1996) of
  Director                                       The Hanover Insurance Company; and Vice President (1993 to 1996) of The Hanover
                                                 Insurance Company

  James R. McAuliffe                             Director (since 1996) of First Allmerica; Director (since 1992), President (since
   Director                                      1994) and Chief Executive Officer (since 1996) of Citizens Insurance Company of
                                                 America

  John F. O'Brien                                Director, President and Chief Executive Officer (since 1989) of First Allmerica;
   Director and Chairman of                      Director (since 1989) of Allmerica Investments, Inc.; and Director and Chairman of
   the Board                                     the Board (since 1990) of Allmerica Financial Investment Management Services, Inc.

  Edward J. Parry, III                           Director and Chief Financial Officer (since 1996) and Vice President and Treasurer
   Director, Vice President,                     (since 1993) of First Allmerica; Treasurer (since 1993) of Allmerica Investments,
   Chief Financial Officer and                   Inc.; and Treasurer (since 1993) of Allmerica Financial Investment Management
   Treasurer                                     Services, Inc.


  Richard M. Reilly                              Director (since 1996) and Vice President (since 1990) of First Allmerica; Director
   Director, President and                       (since 1990) of Allmerica Investments, Inc.; and Director and President (since
   Chief Executive Officer                       1998) of Allmerica Financial Investment Management Services, Inc.

  Robert P. Restrepo, Jr.                        Director and Vice President (since 1998) of First Allmerica; Chief Executive
   Director                                      Officer (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                                 (1993 to 1996) of Aetna Life & Casualty Company

  Eric A. Simonsen                               Director (since 1996) and Vice President (since 1990) of First Allmerica; Director
  Director and Vice President                    (since 1991) of Allmerica Investments, Inc.; and Director (since 1991) of
                                                 Allmerica Financial Investment Management Services, Inc.

  Phillip E. Soule                               Director (since 1996) and Vice President (since 1987) of First Allmerica
   Director

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                  ___________________________________________________________          ________________
       |                                          |                    |                  |                            |
       |                                         100%                99.2%               100%                         100%
       |                                      Advantage            Allmerica           Allmerica                First Sterling
       |                                      Insurance              Trust           Financial Life               Reinsurance
       |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
       |                                                                            Annuity Company                 Limited
       |
       |                                       Delaware       Federally Chartered      Delaware                     Bermuda
       |                                                               |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ----------------   ----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

               NAME                      ADDRESS         TYPE OF BUSINESS
              -----                    ----------        ----------------
 AAM Equity Fund                  440 Lincoln Street     Massachusetts Grantor
                                  Worcester MA 01653     Trust

 AAM Growth &  Income Fund, L.P.  440 Lincoln Street     Limited Partnership
                                  Worcester MA 01653

 Advantage Insurance Network,     440 Lincoln Street     Insurance Agency
 Inc.                             Worcester MA 01653

 AFC Capital Trust I              440 Lincoln Street     Statutory Business
                                  Worcester MA 01653     Trust

 Allmerica Asset Management       440 Lincoln Street     Investment advisory
 Limited                          Worcester MA 01653     services

 Allmerica Asset Management,      440 Lincoln Street     Investment advisory
 Inc.                                                    services
                                  Worcester MA 01653

 Allmerica Benefits, Inc.         440 Lincoln Street     Non-insurance medical
                                                         services
                                  Worcester MA 01653


 Allmerica Equity Index Pool      440 Lincoln Street     Massachusetts Grantor
                                                         Trust
                                  Worcester MA 01653

 Allmerica Financial Alliance     100 North Parkway      Multi-line property and casualty
 Insurance Company                Worcester MA 01605     insurance



 Allmerica Financial Benefit      100 North Parkway      Multi-line property
 Insurance Company                Worcester MA 01605     and casualty insurance

 Allmerica Financial Corporation  440 Lincoln Street     Holding Company
                                  Worcester MA 01653

 Allmerica Financial Insurance    440 Lincoln Street     Insurance Broker
 Brokers, Inc.                    Worcester MA 01653

 Allmerica Financial Life         440 Lincoln Street     Life insurance, accident and health
 Insurance and Annuity Company    Worcester MA 01653     insurance, annuities, variable annuities and
 (formerly known as SMA Life                             variable life insurance
 Assurance Company)

 Allmerica Financial Services     440 Lincoln Street     Insurance Agency
 Insurance Agency, Inc.           Worcester MA 01653

 Allmerica Funding Corp.          440 Lincoln Street     Special purpose
                                  Worcester MA 01653     funding vehicle for
                                                         commercial paper

 Allmerica, Inc.                  440 Lincoln Street     Common employer for
                                  Worcester MA 01653     Allmerica Financial
                                                         Corporation entities

 Allmerica Financial Investment   440 Lincoln Street     Investment advisory
 Management Services, Inc.        Worcester MA 01653     services
 (formerly known as Allmerica
 Institutional Services, Inc.
 and 440 Financial Group of
 Worcester, Inc.)

 Allmerica Investment Management  440 Lincoln Street     Investment advisory
 Company, Inc.                    Worcester MA 01653     services

 Allmerica Investments, Inc.      440 Lincoln Street     Securities, retail
                                  Worcester MA 01653     broker-dealer

 Allmerica Investment Trust       440 Lincoln Street     Investment Company
                                  Worcester MA 01653

 Allmerica Plus Insurance         440 Lincoln Street     Insurance Agency
 Agency, Inc.                     Worcester MA 01653

 Allmerica Property & Casualty    440 Lincoln Street     Holding Company
 Companies, Inc.                  Worcester MA 01653

 Allmerica Securities Trust       440 Lincoln Street     Investment Company
                                  Worcester MA 01653

 Allmerica Services Corporation   440 Lincoln Street     Internal administrative
                                  Worcester MA 01653     services provider to
                                                         Allmerica Financial
                                                         Corporation entities

 Allmerica Trust Company, N.A.    440 Lincoln Street     Limited purpose
                                  Worcester MA 01653     national trust company



 AMGRO, Inc.                      100 North Parkway      Premium financing
                                  Worcester MA 01605

 Citizens Corporation             440 Lincoln Street     Holding Company
                                  Worcester MA 01653

 Citizens Insurance Company of    645 West Grand River   Multi-line property
 America                          Howell MI 48843        and casualty insurance

 Citizens Insurance Company of    333 Pierce Road        Multi-line property
 Illinois                         Itasca IL 60143        and casualty insurance

 Citizens Insurance Company of    3950 Priority Way      Multi-line property
 the Midwest                      South Drive,           and casualty insurance
                                  Suite 200
                                  Indianapolis IN
                                  46280

 Citizens Insurance Company of    8101 N. High Street    Multi-line property
 Ohio                             P.O. Box 342250        and casualty insurance
                                  Columbus OH 43234

 Citizens Management, Inc.        645 West Grand River   Services management
                                  Howell MI 48843        company
 Financial Profiles                                      Computer software
                                  5421 Avenida Encinas   company
                                  Carlsbad, CA  92008

 First Allmerica Financial Life   440 Lincoln Street     Life, pension,
 Insurance Company (formerly      Worcester MA 01653     annuity, accident and
 State Mutual Life Assurance                             health insurance
 Company of America)                                     company

 First Sterling Limited           440 Lincoln Street     Holding Company
                                  Worcester MA 01653

 First Sterling Reinsurance       440 Lincoln Street     Reinsurance Company
 Company Limited                  Worcester MA 01653


 Greendale Special Placements     440 Lincoln Street     Massachusetts Grantor
 Fund                             Worcester MA 01653     Trust

 The Hanover American Insurance   100 North Parkway      Multi-line property
 Company                          Worcester MA 01605     and casualty insurance

 The Hanover Insurance Company    100 North Parkway      Multi-line property
                                  Worcester MA 01605     and casualty insurance

 Hanover Texas Insurance          801 East Campbell      Attorney-in-fact for
 Management Company, Inc.         Road                   Hanover Lloyd s
                                  Richardson TX 75081    Insurance Company

 Hanover Lloyd s Insurance        801 East Campbell      Multi-line property
 Company                          Road                   and casualty insurance
                                  Richardson TX 75081

 Lloyds Credit Corporation        440 Lincoln Street     Premium financing
                                  Worcester MA 01653     service franchises

 Massachusetts Bay Insurance      100 North Parkway      Multi-line property
 Company                          Worcester MA 01605     and casualty insurance

 Sterling Risk Management         440 Lincoln Street     Risk management
 Services, Inc.                   Worcester MA 01653     services

     ITEM 27. NUMBER OF CONTRACT OWNERS

         As of July 31, 1999, the Variable Account had 5,824 Contract holders of qualified Contracts and 16,243 Contract Holders of non-qualified Contracts.

     ITEM 28. INDEMNIFICATION

         Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

     ITEM 29. PRINCIPAL UNDERWRITERS

          a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

               -      Allmerica Investment Trust

          (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
               440 Lincoln Street
               Worcester, Massachusetts 01653

         NAME                              POSITION OR OFFICE WITH UNDERWRITER
        -----                               ----------------------------------
     Emil J. Aberizk, Jr.                  Vice President

     Edward T. Berger                      Vice President and Chief Compliance Officer

     Mary Eldridge                         Secretary

     Philip L. Heffernan                   Vice President

     John F. Kelly                         Director

     Daniel Mastrototaro                   Vice President

     William F. Monroe, Jr.                Vice President

     David J. Mueller                      Vice President and Controller

     John F. O'Brien                       Director

     Stephen Parker                        President, Director and Chief Executive Officer

     Edward J. Parry, III                  Treasurer

     Richard M. Reilly                     Director

     Eric A. Simonsen                      Director

     Mark G. Steinberg                     Senior Vice President

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by
     Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester,
     Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

      4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 26th day of August, 1999.

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                              By: /s/ Mary Eldridge
                                  -----------------------------
                                  Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                               TITLE                                         DATE
---------                                -----                                         ----
/S/ WARREN E. BARNES
--------------------                    Vice President and Corporate Controller       August 26, 1999
Warren E. Barnes

EDWARD J. PARRY III*                     Director, Vice President, Chief Financial
--------------------                     Officer and Treasurer

RICHARD M. REILLY*                       Director, President and
--------------------                     Chief Executive Officer

JOHN F. O'BRIEN*                         Director and Chairman of the Board
--------------------

BRUCE C. ANDERSON*                       Director
--------------------

ROBERT E. BRUCE*                         Director and Chief Information Officer
--------------------

JOHN P. KAVANAUGH*                       Director, Vice President and
--------------------                     Chief Investment Officer

JOHN F. KELLY*                           Director, Vice President and
--------------------                     General Counsel

J. BARRY MAY*                            Director
--------------------

JAMES R. MCAULIFFE*                      Director
--------------------

ROBERT P. RESTREPO, JR.*                 Director
--------------------

ERIC A. SIMONSEN*                        Director and Vice President
--------------------

PHILLIP E. SOULE*                        Director
--------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/S/ SHEILA B. ST. HILAIRE
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-9965)

                                  EXHIBIT TABLE

Exhibit 8(c)               Directors' Power of Attorney

Exhibit 9                  Opinion of Counsel

Exhibit 10                 Consent of Independent Accountants